Property, Plant and Equipment (Schedule of Property, Plant and Equipment) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Land	¥ 276,306	¥ 270,308
Buildings	1,728,811	1,687,921
Machinery and equipment	1,849,271	1,806,185
Construction in progress	43,283	37,324
Finance lease right-of-use assets	6,533	6,048
Cost	3,904,204	3,807,786
Less accumulated depreciation	(2,862,801)	(2,770,106)
Property, plant and equipment, net	¥ 1,041,403	¥ 1,037,680
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, plant and equipment, net